OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other current payables [abstract]
Disclosure of detailed information of other current payables [Table Text Block]
	December 31,
	2021	2020

Accrued expenses	$6,146	$407
Employees and payroll accruals	8,267	1,545
Government authorities	4,002	642
Related parties	875	-
Advances from customers	137	741
Other payables	716	162

	$20,143	$3,497